Revenue - Contract Balances (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Contract liabilities at beginning of period	€ 5.0
Increases resulting from billing and invoices becoming due	13.2
Decreases resulting from satisfaction of performance obligations	(12.3)
Other	0.2
Contract liabilities at end of period	6.1	€ 5.0
Revenue recognized included in the contract liability balance at the beginning period	€ 4.7	€ 4.5